Subsequent Events	6 Months Ended
Jun. 30, 2021
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS	21. subsequent events There have been no material events between 30 June 2021 and the date of this report which are required to be disclosed.